Income Taxes (Details Narrative) $ in Millions	Dec. 31, 2023 USD ($)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 73.8
Operating loss carryforwards, not subject to expiration	65.2
Operating loss carryforwards, not subject to expiration	8.6
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 44.1